Investment in Films and Television Programs, Net	12 Months Ended
Jul. 31, 2025
Investment in Films and Television Programs, Net [Abstract]
INVESTMENT IN FILMS AND TELEVISION PROGRAMS, NET

NOTE 8 — INVESTMENT IN FILMS AND TELEVISION PROGRAMS, NET

Movement in investment in films and television programs for the years ended July 31, 2025 and 2024 is as follows:

	For the Years Ended July 31,
	2025	2024
Beginning balance	$800,033	$531,468
Addition investments	258,882	569,647
Amortization	(483,700)	(226,014)
Impairments	—	(46,453)
Foreign currency translation adjustments	1,741	(28,615)
Ending balance	$576,956	$800,033